Prospectus Supplement dated April 27, 2020
Prospectus Form #/Date
Product Name
RiverSource ® Signature Variable Annuity	43444 CF (4/19) / April 29, 2019
RiverSource ® New Solutions Variable Annuity	240355 CF (4/19) / April 29, 2019
RiverSource ® Signature Variable Universal Life Insurance	S-6482 CA (1/07) / January 2, 2007
The following information describes changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies listed above. Please retain this supplement with your latest printed prospectus for future reference.
Effective on or about April 27, 2020, Putnam VT International Growth Fund will change its name to Putnam VT Emerging Markets Equity Fund.
The following information will replace the current Funds’ description in the table in “The Variable Account and the Funds” section of the prospectus:
Investing In	Investment Objective and Policies	Investment Adviser
Putnam VT Emerging Markets Equity Fund – Class IB Shares (previously Putnam VT International Growth Fund – Class IB Shares)	Seeks long-term capital appreciation.	Putnam Investment Management, LLC
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
240355-6 A (4/20)
1